Shareholder Report, Holdings (Details)	Aug. 31, 2025
Short-Term Bond Fund of America® - Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class A [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class A [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class C [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class C [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class T [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class T [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class T [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class F-1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class F-1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class F-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class F-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class F-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class F-3 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class F-3 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class 529-A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class 529-A [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class 529-A [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class 529-A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class 529-A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class 529-C [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class 529-C [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class 529-C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class 529-C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class 529-E [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class 529-E [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class 529-E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class 529-E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class 529-T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class 529-T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class 529-T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class 529-T [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class 529-T [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class 529-T [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class 529-T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class 529-F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class 529-F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class 529-F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class 529-F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class R-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class R-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class R-1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class R-1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class R-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class R-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class R-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class R-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class R-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class R-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class R-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class R-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class R-2E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class R-2E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class R-2E [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class R-2E [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class R-2E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class R-2E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class R-3 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class R-3 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class R-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class R-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class R-4 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class R-4 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class R-4 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class R-4 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class R-4 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class R-5E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class R-5E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class R-5E [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class R-5E [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class R-5E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class R-5E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class R-5 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class R-5 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class R-5 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class R-5 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class R-5 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class R-5 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Short-Term Bond Fund of America® - Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Short-Term Bond Fund of America® - Class R-6 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Short-Term Bond Fund of America® - Class R-6 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Short-Term Bond Fund of America® - Class R-6 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Short-Term Bond Fund of America® - Class R-6 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Short-Term Bond Fund of America® - Class R-6 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Short-Term Bond Fund of America® - Class R-6 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.